Venezuela - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended				3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Petrodelta's [Member] USD ($)	Mar. 31, 2012 Petrodelta's [Member]	Dec. 31, 2012 Petrodelta's [Member] USD ($)	Dec. 31, 2011 Petrodelta's [Member]	Mar. 31, 2013 Petrodelta's [Member] VEB	Dec. 31, 2012 Petrodelta's [Member] VEB	May 07, 2012 Petrodelta's [Member] USD ($)	Mar. 31, 2013 Harvest Vinccler [Member] USD ($)	Dec. 31, 2012 Harvest Vinccler [Member] USD ($)	Mar. 31, 2013 Harvest Vinccler [Member] VEB	Dec. 31, 2012 Harvest Vinccler [Member] VEB	Mar. 31, 2013 Central Bank [Member] USD ($)	Dec. 31, 2012 Central Bank [Member] USD ($)	Mar. 31, 2012 SITME [Member] USD ($)	Dec. 31, 2011 SITME [Member] USD ($)
Venezuela (Textual) [Abstract]
Exchange value of foreign currency to domestic currency																$ 0.4	$ 1.5	$ 0.3	$ 1.2
Exchange rate			6.30	6.30												5.80	5.16	5.17	5.19
Assets account, balance									363.3	277.2				7.1	6.2
Liabilities account, balance									4,511.5	2,646.2				6.7	5.7
Gain on revaluation of assets and liabilities					186.7		54.8					0.1	0.1
Petrodelta estimated the financial impact of labor law on its business											3.8
Petrodelta estimated the financial impact of labor law on its business, net											$ 1.2
Indirect interest held in Petrodelta by HNR	32.00%	32.00%			32.00%	32.00%	32.00%	32.00%